EXHIBIT 99.1

World Omni Auto Receivables Trust 2006-A

Monthly Servicer Certificate

June 30, 2006

Dates Covered
Collections Period	06/01/06 - 06/30/06
Interest Accrual Period	06/15/06 - 07/16/06
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/06

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 5/31/06	845,676,910.68	51,826
Principal Payments	28,035,922.95	910
Defaulted Receivables	625,696.76	30
Repurchased Accounts	0.00	0

Pool Balance at 6/30/06	817,015,290.97	50,886

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Contracts added 4/20/06	89,311,284.00	4,471
Delinquent Receivables:
Past Due 31-60 days	6,747,241.80	461
Past Due 61-90 days	1,530,904.86	96
Past Due 91 + days	447,263.62	28

Total	8,725,410.28	585

Total 31+ Delinquent as % Ending Pool Balance	1.07%
Recoveries	297,796.05
Aggregate Net Losses - June 2006	327,900.71
Overcollateralization Target Amount	16,340,305.82
Actual Overcollateralization	16,340,305.82
Weighted Average APR	8.68%
Weighted Average Remaining Term	56.00

Flow of Funds	$ Amount
Collections	34,459,572.96
Advances	14,610.12
Investment Earnings on Cash Accounts	151,082.19
Excess Maximum Negative Carry Amount	—
Servicing Fee	(704,730.76)

Available Funds	33,920,534.51

Uses of Cash
(1) Class A Interest	3,317,939.26
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	178,545.97
(4) Second Priority Principal Distributable Amount	13,835,167.09
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	16,340,305.82
(7) Distribution to Certificateholders	248,576.37
Total Uses of Cash	33,920,534.51
Servicing Fee	704,730.76
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	41,362,000.00
Total Class A & B
Note Balance @ 5/31/06	830,850,458.07
Principal Paid	30,175,472.91
Note Balance @ 6/30/06	800,674,985.16
Class A-1
Note Balance @ 5/31/06	85,488,458.07
Principal Paid	30,175,472.91
Note Balance @ 6/30/06	55,312,985.16
Note Factor @ 6/30/06	28.2209108%
Class A-2
Note Balance @ 5/31/06	216,000,000.00
Principal Paid	—
Note Balance @ 6/30/06	216,000,000.00
Note Factor @ 6/30/06	100.0000000%
Class A-3
Note Balance @ 5/31/06	331,000,000.00
Principal Paid	—
Note Balance @ 6/30/06	331,000,000.00
Note Factor @ 6/30/06	100.0000000%
Class A-4
Note Balance @ 5/31/06	157,000,000.00
Principal Paid	—
Note Balance @ 6/30/06	157,000,000.00
Note Factor @ 6/30/06	100.0000000%
Class B
Note Balance @ 5/31/06	41,362,000.00
Principal Paid	—
Note Balance @ 6/30/06	41,362,000.00
Note Factor @ 6/30/06	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,496,485.23
Interest Carryover Shortfall	0.00
Total Principal Paid	30,175,472.91

Total Paid	33,671,958.14

Class A-1
Coupon	4.85490%
Interest Paid	368,922.59
Interest Carryover Shortfall	0.00
Principal Paid	30,175,472.91

Total Paid to A-1 Holders	30,544,395.50

Class A-2
Coupon	5.05000%
Interest Paid	909,000.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	909,000.00

Class A-3
Coupon	5.01000%
Interest Paid	1,381,925.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,381,925.00

Class A-4
Coupon	5.03000%
Interest Paid	658,091.67
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	658,091.67

Class B
Coupon	5.18000%
Interest Paid	178,545.97
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	178,545.97

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.7142834
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.0551211

Total Distribution Amount	35.7694045

A-1 Interest Distribution Amount	1.8822581
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	153.9564945

Total A-1 Distribution Amount	155.8387526

A-2 Interest Distribution Amount	4.2083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.2083333

A-3 Interest Distribution Amount	4.1750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.1750000

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.3166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3166667

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	458.49
Noteholders’ Principal Distributable Amount	541.51

Account Balances	$ Amount
Advances
Balance as of 5/31/06	107,801.33
Balance as of 6/30/06	122,411.45
Change	14,610.12
Reserve Fund
Balance as of 5/31/06	2,387,053.08
Investment Earnings	9,770.48
Prior Month’s Investment Earnings paid	(9,876.31)
Deposit	0.00
Balance as of 6/30/06	2,386,947.25
Change	(105.83)
Reserve Fund Requirement	2,377,176.77